LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company entered into various non-cancelable operating lease agreements for certain of its offices, facilities and equipment, expiring between 2025 and 2031. The components of operating lease expense were as follows:

	Year ended December 31,
	2025	2024	2023

Operating lease expenses *)	$3,177	$2,984	$2,714
Short-term lease expenses	892	515	560
Total lease expenses	$4,069	$3,499	$3,274

*) Operating lease expenses were mainly paid in cash during the years ended December 31, 2025, 2024 and 2023.

As of December 31, 2025 and 2024, the Company’s operating leases had a weighted average remaining lease term of 1.46 and 3.37 years, respectively, and a weighted average discount rate of 5.59% and 5.18%, respectively.

Future lease payments under operating leases as of December 31, 2025, are as follows:

2026	3,356
2027	2,069
2028	929
2029	643
2030 and thereafter	112
Total undiscounted future lease payments	7,109
Less: imputed interest	(1,050)
Total lease liability balance	$6,059